Offerings	Jul. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock; Class I Common Stock; Class M-I Common Stock; Class S Common Stock; Class T2 Common Stock
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock; Class I Common Stock; Class M-I Stock; Class S Common Stock; Class T2 Common Stock
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 1,950,000,000
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-11
Carry Forward File Number	333-268995
Carry Forward Initial Effective Date	Aug. 10, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 236,340